Series A Preferred Stock (Details Narrative) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Jul. 24, 2017	Jul. 05, 2017	Jun. 30, 2017	Mar. 14, 2017	Mar. 13, 2017	Jun. 30, 2016
Series C Preferred Stock
Series A Preferred Stock Outstanding	1,000,000	1,000,000			1,000,000			1,000,000
Formerly entitled to vote rate			$ 1,200	$ 1,200			$ 400
Common Stock conversion to preferred stock rate			$ 400	$ 100			100
current entitled to vote rate							$ 1,200
Increase in Authorized Preferred						10,000,000